LONG-TERM INVESTMENTS - Equity securities without readily determinable fair value (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Jul. 31, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Feb. 28, 2018
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value													¥ 180,758	¥ 543,178	¥ 699,747
Impairment loss of investments								$ 22,250	¥ 154,898		¥ 23,140		0
Share of profit in equity method investments								(4,231)	(29,455)		(41,143)		64,701
Disposal gain								$ 870	6,057
Abakus
Subsidiary or Equity Method Investee [Line Items]
Number of ordinary shares agreed to repurchase | shares	75,796
Cash consideration for ordinary shares agreed to repurchase	¥ 14,807
Nanjing Lefang
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														¥ 181,368	¥ 281,236
Purchase of equity interest (as a percent)			21.28%	21.28%
Purchase of investments, cash consideration				¥ 250,000
Equity interest (as a percent)								30.53%		30.53%				30.53%	30.53%
Impairment loss of investments									99,868		0		0
Shanghai Xinzheng
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														¥ 129,786	¥ 129,786
Purchase of equity interest (as a percent)		15.00%
Purchase of investments, cash consideration		¥ 129,786
Equity interest (as a percent)								15.00%		15.00%				15.00%	15.00%
Impairment existed														¥ 0	¥ 0
Abakus
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value	8,750													¥ 98,709	¥ 106,235
Purchase of investments, cash consideration							¥ 6,500
Equity interest (as a percent)								18.97%		19.30%				18.97%	19.30%	19.86%
Impairment existed													¥ 0	¥ 0	¥ 0
Number of ordinary shares subscribed | shares							3,579,000
Equity interest (as a percent)					22.17%								22.17%
Share of profit in equity method investments											2,261		¥ 80,236
Disposal gain	¥ 6,057
Ezhou Rural Commercial bank
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														40,000	40,000
Dawanjia
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value															34,306
Purchase of equity interest (as a percent)						2.39%
Purchase of investments, cash consideration | $						$ 5,000
Impairment loss of investments | $								$ 34,306		$ 0		$ 0
BitPay, Inc.
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														¥ 27,847	¥ 27,472
Purchase of equity interest (as a percent)			1.11%	1.11%
Purchase of investments, cash consideration | $			$ 4,000
Equity interest (as a percent)								1.11%		1.11%				1.11%	1.11%
Impairment existed														¥ 0	¥ 0
Goopal Group
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														¥ 18,936	¥ 18,681
Purchase of equity interest (as a percent)					1.94%
Purchase of investments, cash consideration | $					$ 2,720
Equity interest (as a percent)								1.94%		1.94%				1.94%	1.94%
Impairment existed | $								$ 0		$ 0
Others
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value														¥ 46,532	¥ 62,031
Impairment loss of investments									¥ 20,724		¥ 23,140		¥ 0